Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Interest And Finance Costs Net
Interest expense	$ 25,787	$ 26,073	$ 51,463	$ 52,064
Less: Interest capitalized	(2,837)	(3,128)	(5,717)	(5,672)
Interest expense, net	22,950	22,945	45,746	46,392
Bunker and other commodities swaps, cash settlements	(538)	56	(481)	(73)
Amortization of deferred finance costs	931	749	1,946	1,586
Amortization of bond premium	1		2
Amortization of deferred gain on termination of financial instruments	(424)	(225)	(647)	(733)
Bank charges	(66)	47	101	75
Change in fair value of FX derivative	29		29
Change in fair value of non-hedging financial instruments	(240)	1,406	(3,266)	1,733
Net total	$ 22,643	$ 24,978	$ 43,430	$ 48,980